Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Capital management
Schedule of equity and debt

Total equity, debt and total assets

in € THOUS

	2020	2019

Total equity including noncontrolling interests	12,331,310	13,227,237
Debt and lease liabilities	12,380,017	13,782,448
Total assets	31,689,036	32,934,735
Debt and lease liabilities in % of total assets	39.1%	41.8%
Total equity in % of total assets (equity ratio)	38.9%	40.2%

Schedule of Company's rating

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.